Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2020
Other Receivables And Prepayments Net [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS, NET
5.	OTHER RECEIVABLES AND PREPAYMENTS, NET

Other receivables and prepayments as of December 31, 2020 and 2019 consist of the following:

	2020	2019
Rental deposits	$-	$36,846
Prepaid expenses	74,500	29,939
Interest receivable	16,130	-
Advances to employees	83	78
	90,713	66,863
Less: reserves for doubtful accounts	(56,771)	(47,996)
Other receivables and prepayment, net	$33,942	$18,867

During the years ended December 31, 2020, bad debt expense was $26,688, recovery of bad debt was 17,913 due to the disposition of Beijing Dehaier. In 2019 and 2018, bad debts on other receivables were $499 and $16,403, respectively.